Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 15.3%
Entertainment 1.2%
Electronic Arts, Inc.	210,031	29,876,910
Interactive Media & Services 14.1%
Alphabet, Inc., Class A(a)	29,622	79,195,009
Alphabet, Inc., Class C(a)	43,133	114,962,816
Facebook, Inc., Class A(a)	396,922	134,711,358
Match Group, Inc.(a)	239,068	37,531,285
Total		366,400,468
Total Communication Services		396,277,378
Consumer Discretionary 18.2%
Automobiles 1.2%
Tesla Motors, Inc.(a)	39,821	30,880,389
Internet & Direct Marketing Retail 8.1%
Amazon.com, Inc.(a)	57,186	187,858,297
Wayfair, Inc., Class A(a)	91,837	23,465,272
Total		211,323,569
Multiline Retail 1.3%
Target Corp.	144,445	33,044,683
Specialty Retail 4.5%
Home Depot, Inc. (The)	230,735	75,741,071
TJX Companies, Inc. (The)	619,093	40,847,756
Total		116,588,827
Textiles, Apparel & Luxury Goods 3.1%
NIKE, Inc., Class B	350,991	50,974,423
VF Corp.	424,529	28,439,198
Total		79,413,621
Total Consumer Discretionary		471,251,089
Consumer Staples 1.4%
Household Products 1.4%
Procter & Gamble Co. (The)	260,439	36,409,372
Total Consumer Staples		36,409,372
Financials 1.3%
Banks 1.3%
SVB Financial Group(a)	52,985	34,274,937
Total Financials		34,274,937
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.9%
Biotechnology 1.6%
BioMarin Pharmaceutical, Inc.(a)	129,447	10,004,959
Exact Sciences Corp.(a)	99,189	9,467,590
Horizon Therapeutics PLC(a)	92,267	10,106,927
Vertex Pharmaceuticals, Inc.(a)	62,830	11,396,734
Total		40,976,210
Health Care Equipment & Supplies 3.7%
Danaher Corp.	97,301	29,622,316
Medtronic PLC	242,221	30,362,402
Stryker Corp.	139,327	36,743,317
Total		96,728,035
Health Care Technology 1.3%
Veeva Systems Inc., Class A(a)	115,870	33,390,258
Life Sciences Tools & Services 2.4%
Charles River Laboratories International, Inc.(a)	75,738	31,254,800
IQVIA Holdings, Inc.(a)	130,389	31,233,381
Total		62,488,181
Pharmaceuticals 2.9%
Eli Lilly & Co.	205,898	47,572,733
Johnson & Johnson	179,432	28,978,268
Total		76,551,001
Total Health Care		310,133,685
Industrials 6.4%
Building Products 1.2%
Trane Technologies PLC	175,801	30,352,043
Commercial Services & Supplies 1.4%
Cintas Corp.	94,308	35,899,283
Electrical Equipment 1.1%
AMETEK, Inc.	237,098	29,402,523
Machinery 1.1%
AGCO Corp.	243,794	29,872,079
Road & Rail 1.6%
Union Pacific Corp.	205,819	40,342,582
Total Industrials		165,868,510
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 45.2%
Electronic Equipment, Instruments & Components 1.3%
Zebra Technologies Corp., Class A(a)	65,398	33,707,437
IT Services 8.0%
Fidelity National Information Services, Inc.	252,631	30,740,140
PayPal Holdings, Inc.(a)	261,646	68,082,906
Twilio, Inc., Class A(a)	101,963	32,531,295
Visa, Inc., Class A	346,961	77,285,563
Total		208,639,904
Semiconductors & Semiconductor Equipment 9.2%
Applied Materials, Inc.	361,509	46,537,054
Broadcom, Inc.	117,607	57,031,163
Enphase Energy, Inc.(a)	125,328	18,795,440
NVIDIA Corp.	420,939	87,201,723
NXP Semiconductors NV	150,353	29,449,642
Total		239,015,022
Software 18.9%
Adobe, Inc.(a)	112,116	64,547,423
Atlassian Corp. PLC, Class A(a)	95,414	37,346,948
Bill.com Holdings, Inc.(a)	98,889	26,398,419
Crowdstrike Holdings, Inc., Class A(a)	134,809	33,133,356
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuit, Inc.	85,488	46,121,631
Microsoft Corp.	718,177	202,468,460
ServiceNow, Inc.(a)	72,676	45,224,095
VMware, Inc., Class A(a)	231,669	34,449,180
Total		489,689,512
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	1,422,661	201,306,531
Total Information Technology		1,172,358,406
Total Common Stocks (Cost $1,481,974,980)		2,586,573,377

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	9,750,493	9,749,518
Total Money Market Funds (Cost $9,749,518)		9,749,518
Total Investments in Securities (Cost: $1,491,724,498)		2,596,322,895
Other Assets & Liabilities, Net		(3,276,704)
Net Assets		2,593,046,191

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	28,352,567	390,889,942	(409,492,991)	—	9,749,518	—	15,686	9,750,493
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2021

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